CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Oct. 15, 2023	Sep. 30, 2023	Jul. 23, 2023	Apr. 30, 2023	Apr. 21, 2023	Dec. 31, 2022	Oct. 09, 2022	Jul. 17, 2022	Apr. 24, 2022	Dec. 31, 2021	Apr. 25, 2021	Apr. 26, 2020
Temporary equity, par value, (per share)	$ 0.01			$ 0.01
Temporary equity, shares authorized (in shares)	21,867,011			18,867,011
Class A common stock subject to possible redemption, issued (in shares)	11,054,593			10,203,945
Class A common stock subject to possible redemption, outstanding (in shares)	11,054,593		10,999,393	10,203,945			10,203,945	10,203,945	10,085,612		9,585,612	9,310,612
Common stock, par value (in dollars per share)	$ 0.01			$ 0.01					$ 0.01			$ 0.01
Common stock, shares authorized	35,000,000			20,000,000
Common stock, shares issued	6,178,962			6,178,962					6,167,254
Common stock, shares outstanding	6,178,962			6,178,962					6,167,254
BANYAN ACQUISITION CORPORATION
Preferred stock, par value, (per share)		$ 0.0001				$ 0.0001				$ 0.0001
Preferred stock, shares authorized		1,000,000				1,000,000				1,000,000
Preferred stock, shares issued		0				0				0
Preferred stock, shares outstanding		0				0				0
Class A common stock | BANYAN ACQUISITION CORPORATION
Common stock, par value (in dollars per share)		$ 0.0001				$ 0.0001				$ 0.0001
Common stock, shares authorized		240,000,000				240,000,000				240,000,000
Common stock, shares issued		2,000,000			5,998,687	0				0
Common stock, shares outstanding		2,000,000			5,998,687	0				0
Class A Common Stock Subject to Possible Redemption
Class A common stock subject to possible redemption, outstanding (in shares)		3,998,687
Class A Common Stock Subject to Possible Redemption | BANYAN ACQUISITION CORPORATION
Temporary equity, par value, (per share)		$ 0.0001				$ 0.0001				$ 0.0001
Temporary equity, shares authorized (in shares)		240,000,000				240,000,000				240,000,000
Class A common stock subject to possible redemption, issued (in shares)		3,998,687				24,150,000				0
Class A common stock subject to possible redemption, outstanding (in shares)		3,998,687				24,150,000				0
Class A Common Stock not Subject to Possible Redemption | BANYAN ACQUISITION CORPORATION
Common stock, shares issued		2,000,000				0				0
Common stock, shares outstanding		2,000,000				0				0
Class B common stock | BANYAN ACQUISITION CORPORATION
Class A common stock subject to possible redemption, outstanding (in shares)					1,018,750
Common stock, par value (in dollars per share)		$ 0.0001				$ 0.0001				$ 0.0001
Common stock, shares authorized		60,000,000				60,000,000				60,000,000
Common stock, shares issued		5,245,000			5,245,000	7,245,000				7,245,000
Common stock, shares outstanding		5,245,000			5,245,000	7,245,000				7,245,000